Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING [Abstract]
Information about Segments
Information about segments for the years ended December 31, 2022, 2023 and 2024 presented were as follows:

	$		$		$		$		$
	Year ended December 31, 2022
	E-Commerce $		Digital Financial Services $		Digital Entertainment $		Other Services (1) $		Total $

Revenue		7,288,677		1,221,996		3,877,163		61,869		12,449,705
Less (2)
Cost of revenue		(5,871,475)		(254,058)		(1,077,017)		–
Sales and marketing expenses		(2,328,636)		(508,089)		(268,061)		–
Provision for credit losses		–		(494,622)		–		–
Other operating expenses (3)		(1,101,926)		(242,491)		(560,669)		(314,031)

Operating segment (loss) income		(2,013,360)		(277,264)		1,971,416		(252,162)		(571,370)
Unallocated expenses (4)										(916,138)

Operating loss										(1,487,508)
Non-operating loss, net										(13,025)
Income tax expense										(168,395)
Share of results of equity investees										11,156

Net loss										(1,657,772)

	$		$		$		$		$
	Year ended December 31, 2023
	E-Commerce $		Digital Financial Services $		Digital Entertainment $		Other Services (1) $		Total $

Revenue		9,000,848		1,759,422		2,172,009		131,281		13,063,560
Less (2)
Cost of revenue		(6,194,900)		(279,745)		(672,481)		–
Sales and marketing expenses		(2,510,693)		(116,445)		(104,721)		–
Provision for credit losses		–		(630,300)		–		–
Other operating expenses (3)		(845,725)		(242,723)		(216,936)		(188,009)

Operating segment (loss) income		(550,470)		490,209		1,177,871		(56,728)		1,060,882
Unallocated expenses (4)										(836,104)

Operating income										224,778
Non-operating income, net										207,616
Income tax expense										(262,680)
Share of results of equity investees										(7,032)

Net income										162,682

	$		$		$		$		$
	Year ended December 31, 2024
	E-Commerce $		Digital Financial Services $		Digital Entertainment $		Other Services (1) $		Total $

Revenue		12,415,231		2,367,739		1,910,589		126,307		16,819,866
Less (2)
Cost of revenue		(8,611,530)		(348,424)		(610,586)		–
Sales and marketing expenses		(2,966,084)		(298,386)		(117,556)		–
Provision for credit losses		–		(771,407)		–		–
Other operating expenses (3)		(977,048)		(292,020)		(203,626)		(170,210)

Operating segment (loss) income		(139,431)		657,502		978,821		(43,903)		1,452,989
Unallocated expenses (4)										(790,837)

Operating income										662,152
Non-operating income, net										116,631
Income tax expense										(321,168)
Share of results of equity investees										(9,788)

Net income										447,827

(1)	A combination of multiple business activities that does not meet the quantitative thresholds to qualify as reportable segments are grouped together as “Other Services”.
(2)	The significant expenses categories and amounts align with the segment-level information that is regularly provided to the CODM.
(3)
Other operating expenses for e-commerce and digital entertainment include general and administrative expenses, research and development expenses, provision for credit losses and other operating income. Other operating expenses for digital financial services include general and administrative expenses, research and development expenses and other operating income.

(4)
Unallocated expenses are mainly related to share-based compensation, impairment of goodwill of prior acquisitions that are not under the Company’s reportable segments, and general and corporate administrative costs such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segment results as they are not reviewed by the CODM as part of segment performance.

Revenue from External Customers Based on Geographical Locations
Revenue from external customers is classified based on the geographical locations where the services were provided.

	Year ended December 31,
	2022	2023	2024
	$	$	$
Revenue
Southeast Asia	8,321,249	9,179,527	11,774,003
Latin America	2,043,918	2,193,758	3,276,281
Rest of Asia	1,727,187	1,496,433	1,591,487
Rest of the world	357,351	193,842	178,095

Consolidated revenue	12,449,705	13,063,560	16,819,866

Long-Lived Assets
Long-lived assets consist of property and equipment, operating lease ROU assets and intangible assets.

	As of December 31,
	2023	2024
	$	$
Long-lived assets
Southeast Asia	1,699,461	1,653,804
Rest of Asia	258,078	225,954
Rest of the world	316,962	300,036

	2,274,501	2,179,794